Employee Benefit Obligations	12 Months Ended
Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Employee Benefit Obligations

25.EMPLOYEE BENEFIT OBLIGATIONS

25.1 General information

The Company and certain of its subsidiaries in Brazil, Colombia, Peru and Argentina granted various post-employment benefits for all or certain of their active or retired employees. These benefits are calculated and recognized in the financial statements according to the policy described in Note 3.m.1, and include primarily the following:

a)	Defined benefit plans:
•	Complementary pension: The beneficiary is entitled to receive a monthly amount that supplements the pension obtained from the respective social security system.
•

Health Plan:  Pursuant to collective bargaining agreements, the companies provide a health plan to their workers. This benefit is granted to workers in the Brazilian (Enel Distribución Goiás, Enel Distribución Rio and Enel Distribución Ceará) and Colombian  (Emgesa and Codensa) companies.

b)	Other benefits

Five-year benefit: A benefit certain employees receive after 5 years and which begins to accrue from the second year onwards. This benefit is provided to Emgesa and Codensa employees.

Employee severance indemnities: The beneficiary receives a certain number of contractual salaries upon retirement. Such benefit is subject to a vesting minimum service requirement period of 5 years.  This benefit is provided to Enel Américas employees.

Unemployment: A benefit paid regardless of whether the employee is fired or leaves voluntarily. This benefit is accrured on a daily basis and is paid at the time of contract termination (although the law allows for partial withdrawals for housing and education). This benefit is provided to Emgesa and Codensa employees.

Seniority bonuses in Peru: There is an agreement to give workers (“subject to the collective bargaining agreement”) an extraordinary bonus for years of service upon completion of the equivalent of five years of actual work based on the following:

Years of Service	Benefit
5, 10, 15	1 monthly salary
20	1.5 monthly salary
25, 30, 35, 40	2.5 monthly salaries

Education and Energy Plans: According to the collective bargaining Aareement, the Colombian companies Emgesa and Codensa grant education and electricity discount rates to their employees.

c)	Defined contribution benefits:

The Group makes contributions to a retirement benefit plan where the beneficiary receives additional pension supplements upon his/her retirement, disability or death.

25.2   Details, changes and presentation in financial statements

a)	The post-employment obligations associated with defined benefits plans and the related plan assets as of December 31, 2019 and 2018:

Reconciliation with general ledger accounts:

	Balance as of
	12-31-2019	12-31-2018
	ThUS$	ThUS$

Long-term post-employment obligations	1,836,362	1,343,507
Pension plans	1,683,668	1,214,435
Health plans	123,534	101,895
Other plans	29,160	27,177

Total Post-Employment Obligations, Net	1,836,362	1,343,507

	Balance as of
	12-31-2019	12-31-2018
	ThUS$	ThUS$

Post-employment obligations	4,876,960	4,235,466
(-) Fair value of plan assets (*)	(3,090,862)	(2,919,501)

Total	1,786,098	1,315,965

Amount not recognized due to limit on Plan Assets Ceiling (**)	49,780	21,463
Minimum funding required (IFRIC 14) (***)	484	6,079

Total Post-Employment Obligations, Net	1,836,362	1,343,507

(*)      Plan assets to fund defined benefit plans only in our Brazilian subsidiaries (Enel Distribución Rio S.A., Enel Distribución Ceará S.A., Enel Distribución Sao Paulo S.A. and Enel Distribución Goiás).

(**)   In Enel Distribución Ceará S.A., certain pension plans currently have an actuarial surplus amounting to ThUS$49,780 as of December 31, 2019 (ThUS$21,463 as of December 31, 2018), which actuarial surplus was not recognized as an asset in accordance with IFRIC 14 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction, because the Complementary Social Security (SPC) regulations - CGPC Resolution No. 26/2008 states that the surplus can only be used by the sponsor if the contingency reserve on the balance sheet of Faelce (an institution providing pension funds exclusively to employees and retired employees of Enel Distribución Ceará S.A.) is at the maximum percentage (25% of reserves). This ensures the financial stability of the plan based on the volatility of these obligations. If the surplus exceeds this limit, it may be used by the sponsor to reduce future contributions or be reimbursed to the sponsor.

(***) In Enel Distribución Rio S.A. has been recognized in accordance with the provisions of IFRIC 14 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction an additional liability as of December 31, 2019 for ThUS$484 (ThUS$6,079 as of December 31, 2018). This corresponds to actuarial debt contracts that the company signed with Brasiletros (an institution providing pension funds exclusively to employees and retired employees of Enel Distribución Rio S.A.). This was done to equalize deficits on certain pension plans, since the sponsor assumes responsibility for these plans, in accordance with current legislation.

b)    The following amounts were recognized in the consolidated statement of comprehensive income for the years ended December 31, 2019, 2018 and 2017:

	12-31-2019	12-31-2018	12-31-2017
Expense Recognized in Comprehensive Income	ThUS$	ThUS$	ThUS$
Current service cost for defined benefits plan	11,255	6,384	4,074
Interest cost for defined benefits plan	357,751	269,331	112,196
Interest income from the plan assets	(251,095)	(190,284)	(79,193)
Past service cost (credit)	(8,643)	(850)	5,923
Interest cost on asset ceiling components	2,016	4,373	4,305

Expenses recognized in Profit or Loss	111,284	88,954	47,305
Losses from remeasurement of defined benefit plans	576,143	177,527	4,941
Total expense recognized in Comprehensive Income	687,427	266,481	52,246

c)    The rollforward of net actuarial liabilities as of December 31, 2019 and 2018, are as follows:

Net Actuarial Liability	ThUS$
Balance as of January 1, 2018	388,931
Net interest cost	83,421
Service cost	6,383
Benefits paid	(15,778)
Contributions paid	(94,629)
Actuarial (gains) losses from changes in financial assumptions	272,123
Actuarial (gains) losses from changes in experience adjustments	71,519
Return on plan assets, excluding interest	(121,042)
Changes in the asset limit	(25,081)
Minimum finding required (IFRIC 14)	(19,992)
Past service credit defined benefit plan obligations	(850)
Defined benefit plan obligations from business combinations	870,687
Transfer of employees	88
Foreign currency translation differences	(72,273)
Balance as of December 31, 2018	1,343,507
Net interest cost	108,672
Service cost	11,255
Benefits paid	(12,668)
Contributions paid	(121,088)
Actuarial (gains) losses from changes in financial assumptions	678,722
Actuarial (gains) losses from changes in experience adjustments	144,140
Return on plan assets, excluding interest	(268,916)
Changes in the asset limit	27,679
Minimum finding required (IFRIC 14)	(5,483)
Past service credit defined benefit plan obligations	(8,643)
Transfer of employees	(153)
Foreign currency translation differences	(60,662)
Net actuarial liability as of December 31, 2019	1,836,362

d)    The balance and changes in post-employment defined benefit obligations as of December 31, 2019 and 2018 are as follows:

Actuarial Value of Post-employment Obligations	ThUS$
Balance as of January 1, 2018	1,063,551
Service cost	6,383
Interest cost	269,331
Contributions from plan participants	1,781
Actuarial (gains) losses from changes in financial assumptions	272,123
Actuarial (gains) losses from changes in experience adjustments	71,519
Foreign currency translation	(196,015)
Contributions paid	(275,600)
Past service credit defined benefit plan obligations	(850)
Defined benefit plan obligations from business combinations	3,023,155
Transfer of employees	88
Balance as of December 31, 2018	4,235,466
Service cost	11,255
Interest cost	357,751
Contributions from plan participants	2,295
Actuarial (gains) losses from changes in financial assumptions	678,722
Actuarial (gains) losses from changes in experience adjustments	144,140
Foreign currency translation	(171,481)
Contributions paid	(372,392)
Past service credit defined benefit plan obligations	(8,643)
Transfer of employees	(153)

Balance as of December 31, 2019	4,876,960

As of December 31, 2019, the post-employment benefit obligations are allocated as follows: 0.06% is from defined benefit plans in the Chilean holding company (0.06% as of December 31, 2018), 96.86% is from defined benefit plans in Brazilian companies (96.56% as of December 31, 2018), 2.66% is from defined benefit plans in Colombian companies (2.91% as of December 31, 2018), 0.29% is from defined benefit plans in Argentine companies (0.35% as of December 31, 2018), and the remaining 0.13% is from defined benefit plans in Peruvian companies (0.12% as of December 31, 2018).

Changes in the fair value of the benefit plan assets are as follows:

Fair Value of Plan Assets	ThUS$
Balance as of January 1, 2018	(751,669)
Interest income	(190,283)
Return on plan assets, excluding interest	(121,042)
Foreign currency translation differences	132,549
Employer contributions	(94,629)
Benefit paid	259,822
Benefits	(1,781)
Defined benefit plan assets from business combinations	(2,152,468)
Balance as of December 31, 2018	(2,919,501)
Interest income	(251,095)
Return on plan assets, excluding interest	(268,916)
Foreign currency translation differences	112,309
Employer contributions	(121,088)
Benefit	(2,295)
Benefits paid	359,724

Balance as of December 31, 2019	(3,090,862)

e)    The main categories of benefit plan assets are as follows:

	12-31-2019		12-31-2018
Category of Plan Assets	ThUS$	%	ThUS$	%
Equity instruments (variable income)	321,268	10.39%	233,854	8.01%
Fixed-income assets	2,557,928	82.76%	2,418,502	82.84%
Real estate investments	121,194	3.92%	145,879	5.00%
Other	90,472	2.93%	121,266	4.15%
Total	3,090,862	100%	2,919,501	100%

The plans for retirement benefits and pension funds held by our Brazilian subsidiaries, Enel Distribución Rio S.A., Enel Distribución Ceará and Enel Distribución Sao Paulo, maintain investments as determined by the resolutions of the National Monetary Council, ranked in fixed income, equities and real estate. Fixed income investments are predominantly invested in federal securities. Regarding equities, Faelce (an institution providing pension funds exclusively to employees and retired employees of Enel Distribución Ceará) holds common shares of Enel Distribución Ceará, Brasiletros (a similar institution for employees of Enel Distribución Rio) and Eletra (an institution pension fund exclusively for employees and retired staff Enel Distribución Sao Paulo) holds shares in investment funds with a portfolio traded on Bovespa (the São Paulo Stock Exchange). Finally, with regards to real estate, the foundations Faelce and Brasiletros have properties that are currently leased to Enel Distribución Rio and Enel Distribución Ceará, while in Eletra the real estate investments are exclusively for the own use of the foundation.

The following table sets forth the assets affected by the plans and invested in shares, leases and real estate owned by the Group.

	12-31-2019	12-31-2018
	ThUS$	ThUS$

Real Estate	28,776	30,405

Total	28,776	30,405

f)    Reconciliation of asset ceiling:

Reconciliation of Asset Ceiling	ThUS$
Balance as of January 1, 2018	47,918
Interest on assets not recognized	4,373
Other changes in assets not recognized due to asset limit	(25,081)
Foreign currency translation differences	(5,747)
Balance as of December 31, 2018	21,463
Interest on assets not recognized	2,016
Other changes in assets not recognized due to asset limit	27,679
Foreign currency translation differences	(1,378)
Total asset ceiling as of December 31, 2019	49,780

25.3Other revelations

•	Actuarial assumptions:

As of December 31, 2019 and 2018, the following assumptions were used in the actuarial calculation of defined benefit plans:

	Chile		Brazil		Colombia		Argentina		Peru
	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018

Discount rates used	3.40%	4.70%	6,13% - 7,38%	7.90% - 9.15%	5,81%- 5,85%	6.80%	49.42%	34.7% - 34.9%	4.30%	6.17%
Expected rate of salary increases	3.80%	3.80%	5.04%	5.04% - 6.08%	4.90%	5.00%	42.30%	28.3% -28.5%	4.00%	4.00%
Mortality tables	CB-H-2014 y RV-M-2014	CB-H-2014 RV-M-2014	AT 2000	AT 2000	RV 2008	RV 2008	CB-H-2014 y RV-M-2014	CB-H-2014 RV-M-2014	CB-H-2014 y RV-M-2014	CB-H-2014 RV-M-2014
Turnover rate	8.02%	4.75%	5.63%	6.60%	0.45%	0.46%	9.36%	1.40%	5.02%	2. 25%

•Sensitivity:

As of December 31, 2019, the sensitivity of the value of the actuarial liability for post-employment benefits to variations of 100 basis points in the discount rate assumes a decrease of ThUS$436,798  (ThUS$349,448 as of December 31, 2018) if the rate rises and an increase of ThUS$521,892  (ThUS$414,404 as of December 31, 2018) if the rate falls.

•	Defined contribution:

The contributions made to the defined contribution plans are recorded in the item “employee expenses” in the consolidated statement of comprehensive income. The amounts recorded for this concept for the years ended December 31, 2019, 2018 and 2017 were ThUS$13,419, ThUS$11,736 and ThUS$10,007, respectively.

•	Future disbursements:

The estimates available indicate that ThUS$221,988 (net effect) will be disbursed for defined benefits in 2019.

•	Length of commitments:

The Group’s obligations have a weighted average length of 10.42 years, and the outflows of benefits for the next 10 years and more is expected to be as follows:

Years	ThUS$
1	374,810
2	360,699
3	353,483
4	347,710
5	339,759
Over 5 to 10	1,570,617

•	Multi-employer plans Enel Distribución Sao Paulo:

FUNCESP is the entity in charge of the benefit plans sponsored by Enel Distribución Sao Paulo. Through negotiations with representative trade unions, the Company reformulated the plan in 1997, considering as its main characteristic a mixed model made up by 70% of the actual wage contributed as defined benefit and 30% of the actual wage contributed as established contribution. The purpose of this reformulation was to consider the actuarial technical deficit and to reduce the risk of future deficits.

The cost of the defined benefit plan is evenly divided between the Company and the employees according to the rates mentioned above. The rates representing the costs vary between 1.45% and 4.22%, according to the range of wages and they are annually reassessed by an independent actuary. The cost of the defined contribution is based on the percentage freely chosen by the participant (from 1% to 100% over 30% of the actual wage contributed), with a contribution of the Company of up to the limit of 5% over the 30% basis of the contribution remuneration (the contributions paid by the company were ThUS$ 291,022 and ThUS$ 185,993 for the years ended December 2019 and 2018, respectively).

The Settled Proportional Supplementary Benefit - BSPS guarantees the plan participating employees that adhered to the model implemented in the Company’s privatization. This benefit will ensure the proportional value corresponding to the previous service period to the adherence date to the new mixed plan. This benefit will be paid from the date in which the participant completes the minimum times required under the regulation of the new plan.